Note 9. Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances, Disclosure [Text Block]
9.	FEDERAL HOME LOAN BANK ADVANCES

The Federal Home Loan Bank advances have monthly principal and interest payments due with maturity dates from 2012 through 2017.  The weighted average rate paid on the advances is 6.36%.  The scheduled aggregate minimum future principal payments on the advances outstanding as of December 31, 2011 are as follows:

Year Ending December 31,	Amount
2012	$188,555
2013	85,347
2014	66,086
2015	58,465
2016	16,079
2017	1,244
Total	$415,776

The Bank maintains a credit arrangement with Federal Home Loan Bank of Cincinnati, Ohio (“FHLB”).  The FHLB borrowings, when used, are collateralized by the Bank’s investment in Federal Home Loan Bank stock and a blanket collateral pledge agreement with the FHLB under which the Bank has pledged certain qualifying assets equal to 150 percent of the unpaid amount of the outstanding balances.  At December 31, 2011, the Bank had additional borrowing capacity under the FHLB agreement of approximately $38.2 million.